12. Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Parties

12. RELATED PARTIES

At December 31, 2018 and 2017 the amount due to stockholders was $1,000. The balance is payable to two stockholders related to opening bank balances.

At December 31, 2018 and 2017 accounts payable due to three officers was $237,514 and $0, respectively. The majority of the balance is related to deferred salary expenses while the remainder is related to reimbursable expenses that were incurred throughout the year.

In August 2017 the Company entered into a lease agreement with a stockholder of the Company and paid monthly installments of $2,000 between August and December 2017. The Company entered into a second lease agreement which began on January 1, 2018 and terminated on December 31, 2018. The Company paid the landlord monthly installments of $2,000. For the years ended December 31, 2018 and 2017, rent expense paid to the stockholder amounted to $24,000 and $10,000, respectively.

The Company entered into a verbal arrangement with a company controlled by a shareholder to provide administrative services. Total payments to the related party for administrative services amounted to approximately $26,000 and approximately $33,000, for the years ended December 31, 2018 and 2017, respectively.

For the years ended December 31, 2018 and 2017, professional expense paid to directors and officers of the Company amounted to approximately $130,000 and $40,000, respectively. For the years ended December 31, 2018 and 2017, travel expense paid on behalf of directors and officers of the Company amounted to approximately $8,000 and $5,000, respectively.